Note 13 - Related Party Transactions (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2018	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Stock Issued During Period, Shares, Issued for Services		1,543,844
Allocated Share-based Compensation Expense			$ 1,800,000	$ 1,300,000
Monica Poss
Stock Issued During Period, Shares, Issued for Services			46,706
Professional Fees			$ 32,626
Allocated Share-based Compensation Expense			11,473
Electrum Partners LLC
Related Party Transaction, Amounts of Transaction		$ 82,603	$ 75,562	$ 75,562
Stock Issued During Period, Shares, Issued for Services		143,844	34,996	499,102
Electrum Partners LLC | Consulting Agreement
Initial periodic compensation payment			$ 5,000
Value of additional restricted stock			10,000
Quantum Shop
Related Party Transaction, Amounts of Transaction		$ 1,060,000	$ 1,700,000	$ 50,000
Pacific Leaf Ventures Lp
Value of additional restricted stock	$ 1,040,000
Debt Instrument, Payment Terms			Until the payment in full of the Amended Note, Pacific Leaf or its designee have the option (the “Option”) to purchase up to a 20% membership interest in GBSN for a purchase price equal to $100,000 for each 2% of membership interest purchased (i.e., $1,000,000 if the Option is exercised in full), provided that the Option may not be exercised for less than a 1% membership interest in GBSN
Edibles Production Agreement | Credit Line Promissory Note
Line of Credit Facility, Current Borrowing Capacity			$ 300,000
Debt Instrument, Interest Rate During Period			1.29%
Debt Instrument, Payment Terms			Beginning 90 days after the sale of its first product, THCLLC is to make repayment of its advances under the Note in an amount equal to 25% of its gross sales revenue. Such repayment is due within 10 days of the sale of any product.
Lease revenue terms			Under the Reimbursement Agreement, the Company will be reimbursed $4,500 per month for facility expenses and $2,000 per month for accounting and bookkeeping services
Repayments of Convertible Debt		$ 150,995	$ 150,995
Edibles Production Agreement | Minimum
Royalty rates		20.00%	20.00%
Edibles Production Agreement | Maximum
Royalty rates		25.00%	25.00%